[FRONT COVER]

April 30, 1997

                                 P H O E N I X

                                 ANNUAL REPORT

                                               Phoenix Strategic
                                               Equity Series Fund




                                            - PHOENIX SMALL CAP FUND

                                            - PHOENIX STRATEGIC THEME FUND

                                            - PHOENIX EQUITY OPPORTUNITIES FUND


[LOGOTYPE] PHOENIX
           DUFF & PHELPS

--------------------------------------------------------------------------------
PHOENIX SMALL CAP FUND
--------------------------------------------------------------------------------

INVESTOR PROFILE

     Phoenix Small Cap Fund is designed for long-term investors seeking above-average capital appreciation through investments in small-capitalization stocks.

INVESTMENT ADVISER'S REPORT

     For the 12 months ended April 30, 1997, Phoenix Small Cap Fund Class A shares were down 15.43% and Class B shares were down 16.03%, compared to a loss of 13.54% for the Russell 2000 Growth Index. The Fund's cumulative return since inception is 41.64%, placing it in the top 4% of a peer universe of 338 funds according to Lipper Analytical Services, Inc. The cumulative return for the Russell 2000 Growth Index for the same period was 3.79%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     The Fund's benchmark has been changed from the Russell 2000 Index to the Russell 2000 Growth Index. This index is more closely correlated with the actual characteristics of the Fund.

     The last six months of the reporting period have been a time of great volatility for the small-cap sector of the market. Late 1996 was characterized by the strong performance of small-cap growth stocks. Early 1997, however, saw a significant correction in this part of the market. For example, the Russell 2000 Growth Index fell 16.45% from its peak in late January to its low in April. An increasingly positive earnings outlook for large-cap stocks, as measured by the S&P 500 Index, apparently diverted investor attention from the small-cap market during this time period.

     At year-end 1996, the Fund was well-positioned to take advantage of the strong market growth stocks were enjoying. Our highest weightings were in Energy Technology and Software Solutions, two themes that were key drivers of portfolio performance in 1996. These same themes were also among the hardest hit as the market began its correction in January.

     During this period of extreme volatility, we repositioned the portfolio to a more defensive stance. We increased our diversification by holding smaller positions in more stocks, broadening our weighting in defensive industries and raising our cash holdings. These tactics enabled the Fund to weather the ongoing volatility in the small-cap growth market.

OUTLOOK

     Currently, market indicators are showing the small-cap segment of the market is extremely undervalued relative to large-cap stocks. In addition, sentiment measures indicate the sector is out of favor among investors, often a sign of a greater opportunity. Finally, U.S. economic growth shows no signs of weakening.

     Looking forward, we believe we are in a constructive environment and anticipate a recovery in the small-cap growth segment of the market. We have, therefore, positioned the Fund to take advantage of the strong economy by increasing our weighting in technology and other growth areas and by reducing cash holdings.

PHOENIX SMALL CAP FUND
--------------------------------------------------------------------------------

[PIE CHART]


Short-Terms & Equivalents               20.7%
Energy Technology                       13.4%
Deregulating Financial Services         12.1%
Next Generation Semiconductors          10.5%
Special Situations                      10.2%
Retail Revival                           6.6%
Software Solutions                       6.1%
Logistics                                4.0%
Quest for Clean Water                    3.6%
Clean Energy Demand                      3.1%
Move to Outsourcing                      2.7%
America's Educational Crisis             2.2%
Real Assets Return                       1.9%
21st Century Medicine                    1.6%
Wireless Wave                            1.3%

[/PIE CHART]


[LINE CHART]

          Small Cap Fund      Small Cap Fund      Russell 2000    Russell 2000
           --Class A           --Class B          Growth Index*     Index**

10/16/95      9525               10000               10000          10000
4/30/96      15950               16680               12005          11617
4/30/97      13489               13607               10379          11623

[/LINE CHART]


Average Annual Total Returns
for the Periods Ending 4/30/97

                                                    From Inception
                                                     10/16/95 to
                                         1 Year        4/30/97
----------------------------------------------------------------------
Class A with 4.75% sales charge          -19.42%        21.46%
----------------------------------------------------------------------
Class A at net asset value               -15.43%        25.39%
----------------------------------------------------------------------
Class B with CDSC                        -19.38%        22.14%
----------------------------------------------------------------------
Class B at net asset value               -16.03%        24.48%
----------------------------------------------------------------------
Russell 2000 Growth Index*               -13.54%         2.44%
----------------------------------------------------------------------
Russell 2000 Index**                       0.05%        10.26%
----------------------------------------------------------------------


This chart assumes an initial gross investment of $10,000 made on 10/16/95 (inception of the Fund) for Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

 * The Russell 2000 Growth Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies with above-average growth orientation. The index does not reflect sales charges.
** The Russell 2000 Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies. The index does not reflect sales charges.

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                        INVESTMENTS AT APRIL 30, 1997

                                              SHARES         VALUE
                                             ---------  ---------------
COMMON STOCKS--77.6%
Building--Cement/Concrete/Aggregate--0.8%
Lafarge Corp.                                  28,400     $   688,700
Southdown, Inc.                                35,000       1,264,375
                                                        ---------------
                                                            1,953,075
                                                        ---------------
Building--Residential/Commercial--0.5%
Centex Corp.                                   35,000       1,260,000
                                                        ---------------
Commercial Services--Miscellaneous--0.7%
Caribiner International, Inc. (b)              35,000       1,855,000
                                                        ---------------
Commercial Services--Printing--0.9%
Consolidated Graphics, Inc. (b)                90,000       2,193,750
                                                        ---------------
Commercial Services--Schools--2.2%
Computer Learning Centers, Inc. (b)            75,000       1,996,875
Learning Tree International, Inc. (b)          37,800       1,190,700
Strayer Education, Inc.                        90,000       2,317,500
                                                        ---------------
                                                            5,505,075
                                                        ---------------
Computer--Memory Devices--1.2%
Hutchinson Technology, Inc. (b)               115,000       3,119,375
                                                        ---------------
Computer--Peripheral Equipment--0.2%
NeoMagic Corp. (b)                             45,000         525,938
                                                        ---------------
Computer--Services--3.6%
Computer Horizons Corp. (b)                    40,000       1,740,000
Data Dimensions, Inc. (b)                     145,000       3,443,750
Technology Solutions Co. (b)                  100,000       2,637,500
Yahoo!, Inc. (b)                               40,000       1,365,000
                                                        ---------------
                                                            9,186,250
                                                        ---------------
Computer--Software--4.1%
Cognos, Inc. (b)                               90,000       2,283,750
Compuware Corp. (b)                           120,000       4,530,000
Manugistics Group, Inc. (b)                    64,000       3,440,000
                                                        ---------------
                                                           10,253,750
                                                        ---------------
Cosmetics/Personal Care--0.4%
Weider Nutrition International, Inc. (b)       89,100         980,100
                                                        ---------------
Electric--Laser Systems/Component--1.5%
Cymer, Inc. (b)                                93,000       3,824,625
                                                        ---------------
Electric--Semiconductor Equipment--4.8%
DuPont Photomasks, Inc. (b)                    80,000       3,830,000
PRI Automation, Inc. (b)                       70,000       3,587,500
Speedfam International, Inc. (b)               33,400         809,950
Teradyne, Inc. (b)                            115,000       3,766,250
                                                        ---------------
                                                           11,993,700
                                                        ---------------
Electric--Semiconductor Manufacturing--3.9%
ANADIGICS, Inc. (b)                           129,700       3,664,025
Hadco Corp. (b)                                31,900       1,363,725
Jabil Circuit, Inc. (b)                        30,000       1,451,250
Sanmina Corp. (b)                              25,000       1,250,000
Triquint Semiconductor, Inc. (b)               72,700       2,162,825
                                                        ---------------
                                                            9,891,825
                                                        ---------------
Finance--Equity REITS--1.9%
Beacon Properties Corp.                        78,000       2,408,250
Cali Realty Corp.                              84,000       2,478,000
                                                        ---------------
                                                            4,886,250
                                                        ---------------
Finance--Investment Bankers--1.8%
Edwards (A.G.), Inc.                           74,000       2,590,000
Morgan Keegan, Inc. (b)                        42,400         768,500
Raymond James Financial, Inc. (b)              55,800       1,304,325
                                                        ---------------
                                                            4,662,825
                                                        ---------------
Finance--Investment Management--1.1%
T. Rowe Price Associates                       60,000       2,775,000
                                                        ---------------
Financial Services--Miscellaneous--1.0%
Capitol One Financial Corp.                    70,000       2,528,750
                                                        ---------------
Insurance--Life--5.1%
Equitable of Iowa Co.                          50,000       2,443,750
Presidential Life Corp.                       210,000       3,018,750
ReliaStar Financial Corp.                      82,000       4,961,000
Western National Corp.                         93,000       2,394,750
                                                        ---------------
                                                           12,818,250
                                                        ---------------
Insurance--Multi Line--1.1%
Horace Mann Educators Corp.                    60,000       2,812,500
                                                        ---------------
Insurance--Property/Casualty/Title--2.0%
American Bankers Insurance Group, Inc.         40,000       2,115,000
Mutual Risk Management Ltd.                    80,000       2,940,000
                                                        ---------------
                                                            5,055,000
                                                        ---------------
Leisure--Toys/Games/Hobby--0.6%
Action Performance Cos., Inc. (b)              60,000       1,582,500
                                                        ---------------
Machinery--Farm--1.3%
Lindsay Manufacturing Co.                     112,500       3,206,250
                                                        ---------------
Medical--Biomed/Genetics--2.1%
Agouron Pharmaceuticals, Inc. (b)              45,000       2,880,000
Guilford Pharmaceuticals, Inc. (b)            102,800       2,377,250
                                                        ---------------
                                                           5,257,250
                                                        ---------------
Medical--Ethical Drugs--0.3%
Theragenics Corp. (b)                          43,700        742,900
                                                        ---------------
Medical--Outpatient/Home Care--0.3%
National Surgery Centers, Inc. (b)             28,000        840,000
                                                        ---------------
Oil & Gas--Drilling--6.0%
Atwood Oceanics, Inc. (b)                      44,000      2,695,000
Cliffs Drilling Co. (b)                        93,000      5,673,000
Marine Drilling Co., Inc. (b)                 230,000      3,622,500
Precision Drilling Corp. (b)                   89,900      3,124,025
                                                        ---------------
                                                          15,114,525
                                                        ---------------
Oil & Gas--Field Services--3.7%
Pride Petroleum Services, Inc. (b)            265,000      4,571,250
Trico Marine Services, Inc. (b)               100,000      3,550,000
Veritas DGC, Inc. (b)                          65,000      1,251,250
                                                        ---------------
                                                           9,372,500
                                                        ---------------


                       See Notes to Financial Statements

                                                                               3

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                                              SHARES         VALUE
                                             ---------  ---------------
Oil & Gas--Machinery/Equipment--1.4%
Energy Ventures, Inc. (b)                      16,000    $  1,070,000
Gulf Island Fabrication, Inc. (b)              62,800       1,318,800
Varco International, Inc. (b)                  48,800       1,122,400
                                                        ---------------
                                                            3,511,200
                                                        ---------------
Oil & Gas--U.S. Exploration & Production--4.4%
Forcenergy, Inc. (b)                          120,000       3,720,000
Newfield Exploration Co. (b)                  152,800       2,922,300
Stone Energy Corp. (b)                        120,000       3,210,000
Tom Brown, Inc. (b)                            70,000       1,277,500
                                                        ---------------
                                                           11,129,800
                                                        ---------------
Pollution Control--Equipment--1.2%
Culligan Water Technologies, Inc. (b)          75,000       3,065,625
                                                        ---------------
Pollution Control--Services--3.3%
Newpark Resources, Inc. (b)                    60,000       2,692,500
Philip Environmental, Inc. (b)                170,000       2,677,500
Tetra Tech, Inc. (b)                          203,000       2,892,750
                                                        ---------------
                                                            8,262,750
                                                        ---------------
Retail--Apparel/Shoe--1.6%
Pacific Sunwear of California (b)              60,000       1,875,000
Ross Stores, Inc.                              73,100       2,055,937
                                                        ---------------
                                                            3,930,937
                                                        ---------------
Retail--Discount & Variety--3.1%
Mac Frugals Bargains Close-Outs, Inc. (b)     100,000       2,925,000
Stein Mart, Inc. (b)                           85,000       2,465,000
Tuesday Morning Corp. (b)                      90,000       2,542,500
                                                        ---------------
                                                            7,932,500
                                                        ---------------
Retail--Mail Order & Direct--0.7%
dELiA*s, Inc. (b)                             100,000       1,700,000
                                                        ---------------
Shoes & Related Apparel--1.2%
Wolverine World Wide, Inc.                     74,000       2,978,500
                                                        ---------------
Steel--Specialty Alloys--0.5%
Special Metals Corp. (b)                       95,000       1,341,875
                                                        ---------------
Telecommunications--Equipment--2.1%
Digital Microwave Corp. (b)                    45,000       1,158,750
MRV Communications, Inc. (b)                   96,000       1,980,000
P-Com, Inc. (b)                                26,500         758,562
Spectrian Corp. (b)                           105,000       1,391,250
                                                        ---------------
                                                            5,288,562
                                                        ---------------
Transportation--Air Freight--0.3%
Eagle USA Airfreight, Inc. (b)                 35,500         710,000
                                                        ---------------
Transportation--Equipment Manufacturer--1.0%
Halter Marine Group, Inc. (b)                 126,100       2,474,713
                                                        ---------------
Transportation--Services--0.5%
Expeditors International of
  Washington, Inc. (b)                         55,000       1,375,000
                                                        ---------------
Transportation--Truck--3.2%
JB Hunt Transport Services, Inc.              192,100       2,665,387
Swift Transportation Co., Inc. (b)             90,000       2,565,000
USFreightways Corp.                           107,000       2,889,000
                                                        ---------------
                                                            8,119,387
                                                        ---------------

TOTAL COMMON STOCKS
(Identified cost $198,309,640)                            196,017,812
                                                        ---------------
FOREIGN COMMON STOCKS--1.7%
Electric--Semiconductor Equipment--1.7%
ASM Lithography Holding NV
  (Netherlands) (b)                             54,000       4,293,000
                                                        ---------------
TOTAL FOREIGN COMMON STOCKS
(Identified cost $4,000,712)                                4,293,000
                                                        ---------------
TOTAL LONG-TERM INVESTMENTS--79.3%
(Identified cost $202,310,352)                            200,310,812
                                                        ---------------

                                     STANDARD
                                     & POOR'S      PAR
                                      RATING      VALUE
                                   (Unaudited)    (000)
                                   ------------  --------
SHORT-TERM OBLIGATIONS--20.6%
Commercial Paper--18.9%
Shell Oil Co. 5.58%, 5-1-97            A-1+      $3,600      3,600,000
Amoco Co. 5.52%, 5-2-97                A-1+       2,895      2,894,556
Exxon Imperial U.S., Inc. 5.55%,
  5-2-97                               A-1+       3,485      3,484,463
DuPont (E.I.) de Nemours & Co.
  5.28%, 5-5-97                        A-1+       1,980      1,978,838
McKenna Triangle National Corp.
  5.56%, 5-6-97                        A-1+       5,550      5,545,714
Minnesota Mining & Manufacturing
  Co. 5.27%, 5-7-97                    A-1+         540        539,526
Pfizer, Inc. 5.50%, 5-7-97             A-1+       2,105      2,103,070
Greenwich Funding Corp. 5.54%,
  5-12-97                              A-1+       1,579      1,576,327
Heinz (H.J.) Co. 5.47%, 5-20-97        A-1        3,040      3,031,224
Warner-Lambert Co. 5.52%, 5-20-97      A-1+       2,800      2,791,843
Pfizer, Inc. 5.47%, 5-29-97            A-1+       4,500      4,480,855
Private Export Funding Corp.
  5.35%, 5-29-97                       A-1+       3,300       3,284,437
Heinz (H.J.) Co. 5.50%, 5-30-97        A-1        3,625       3,608,939
Potomac Electric Power Co. 5.53%,
  6-3-97                               A-1        5,200       5,173,640
General Re Corp. 5.55%, 6-13-97        A-1+       3,774       3,748,982
                                                          ---------------
                                                             47,842,414
                                                          ---------------
Federal Agency Securities--1.7%
Federal Home Loan Banks 5.34%, 5-23-97            1,215       1,211,035
Federal National Mortgage Assoc. 5.28%,
 6-5-97                                           3,000       2,983,446
                                                          ---------------
                                                              4,194,481
                                                          ---------------
TOTAL SHORT-TERM OBLIGATIONS
(Identified cost $52,039,881)                                52,036,895
                                                          ---------------
TOTAL INVESTMENTS--99.9%
(Identified cost $254,350,233)                              252,347,707(a)
Cash and receivables, less liabilities--0.1%                    387,920
                                                          ---------------
NET ASSETS--100.0%                                         $252,735,627
                                                          ===============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $9,105,186 and gross depreciation of $12,666,905 for income tax purposes. At April 30, 1997, the aggregate cost of securities for federal income tax purposes was $255,909,426.
(b) Non-income producing.


                       See Notes to Financial Statements

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1997

Assets
Investment securities at value
  (Identified cost $254,350,233)                        $252,347,707
Cash                                                          52,792
Receivables
 Investment securities sold                               27,471,925
 Fund shares sold                                            784,341
 Dividends and interest                                       48,825
                                                       ---------------
  Total assets                                           280,705,590
                                                       ---------------

Liabilities
Payables
 Investment securities purchased                          27,119,880
 Fund shares repurchased                                     382,295
 Investment advisory fee                                     157,418
 Distribution fee                                            113,326
 Financial agent fee                                          10,204
 Transfer agent fee                                           80,510
 Trustees' fee                                                 4,203
Accrued expenses                                             102,127
                                                       ---------------
  Total liabilities                                       27,969,963
                                                       ---------------
Net Assets                                              $252,735,627
                                                       ===============

Net Assets Consist of:
Capital paid in on shares of beneficial interest        $280,182,727
Accumulated net realized loss                            (25,444,574)
Net unrealized depreciation                               (2,002,526)
                                                       ---------------
Net Assets                                              $252,735,627
                                                       ===============
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $155,088,978)                                10,972,539

Net asset value per share                                     $14.13
Offering price per share
  $14.13/(1-4.75%)                                            $14.83

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $97,646,649)                                  6,984,075

Net asset value and offering price per share                  $13.98


                           STATEMENT OF OPERATIONS
                          YEAR ENDED APRIL 30, 1997

Investment Income
Interest                                                  $  2,649,688
Dividends                                                      240,469
                                                         ---------------
  Total investment income                                    2,890,157
                                                         ---------------
Expenses
Investment advisory fee                                      1,994,519
Distribution fee--Class A                                      423,679
Distribution fee--Class B                                      964,642
Financial agent fee                                             96,250
Transfer agent                                                 621,523
Registration                                                   122,073
Printing                                                        51,720
Professional                                                    31,818
Custodian                                                       26,283
Trustees                                                        18,260
Miscellaneous                                                   11,204
                                                         ---------------
  Total expenses                                             4,361,971
                                                         ---------------
Net investment loss                                         (1,471,814)
                                                         ---------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                            (25,221,777)
Net change in unrealized appreciation (depreciation)
  on investments                                           (27,980,129)
                                                         ---------------

Net loss on investments                                    (53,201,906)
                                                         ---------------
Net decrease in net assets resulting from operations      $(54,673,720)
                                                         ===============


                       See Notes to Financial Statements

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                    From Inception
                                                                 Year Ended       October 16, 1995 to
                                                               April 30, 1997       April 30, 1996
                                                              ---------------     -------------------
From Operations
 Net investment income (loss)                                  $  (1,471,814)      $   (198,222)
 Net realized gain (loss)                                        (25,221,777)           478,693
 Net change in unrealized appreciation (depreciation)            (27,980,129)        25,977,603
                                                               --------------      -------------
 Increase (decrease) in net assets resulting from operations     (54,673,720)        26,258,074
                                                               --------------      -------------
From Distributions to Shareholders
 Net realized gains--Class A                                        (183,926)                --
 Net realized gains--Class B                                        (108,414)                --
 In excess of net investment income--Class A                              --            (12,168)
 In excess of accumulated net realized gains--Class A               (141,528)                --
 In excess of accumulated net realized gains--Class B                (83,423)                --
                                                               --------------      -------------
 Decrease in net assets from distributions to shareholders          (517,291)           (12,168)
                                                               --------------      -------------
From Share Transactions
Class A
 Proceeds from sales of shares (12,800,790 and
   6,072,940 shares, respectively)                               216,824,086         81,698,360
 Net asset value of shares issued from reinvestment
   of distributions (18,203 and 928 shares, respectively)            304,365             11,748
 Cost of shares repurchased (7,723,733 and 196,589
   shares, respectively)                                        (126,330,628)        (2,715,491)
                                                               --------------      -------------
Total                                                             90,797,823         78,994,617
                                                               --------------      -------------
Class B
 Proceeds from sales of shares (5,355,420 and 2,768,695
   shares, respectively)                                          90,761,953         39,161,690
 Net asset value of shares issued from reinvestment
  of distributions (9,754 and 0 shares, respectively)                161,819                 --
 Cost of shares repurchased (1,088,642 and 61,152
   shares, respectively)                                         (17,334,625)          (862,545)
                                                               --------------      -------------
Total                                                             73,589,147         38,299,145
                                                               --------------      -------------
 Increase in net assets from share transactions                  164,386,970        117,293,762
                                                               --------------      -------------
 Net increase in net assets                                      109,195,959        143,539,668
Net Assets
 Beginning of period                                             143,539,668                  0
                                                               --------------      -------------
 End of period (including undistributed net
   investment income of $0 and $0, respectively)               $ 252,735,627       $143,539,668
                                                               ==============      =============


                       See Notes to Financial Statements

Phoenix Small Cap Fund
--------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                            Class A                       Class B
                                                -----------------------------   -----------------------------
                                                               From Inception                From Inception
                                                  Year Ended    10/16/95 to     Year Ended     10/16/95 to
                                                   4/30/97        4/30/96        4/30/97         4/30/96
                                                 ------------ ---------------- ------------  ----------------
Net asset value, beginning of period               $16.74         $10.00          $16.68        $10.00
Income from investment operations
 Net investment income (loss)                       (0.05)(5)      (0.04)(1)(5)    (0.17)(5)     (0.09)(1)(5)
 Net realized and unrealized gain (loss)            (2.53)          6.79           (2.50)         6.77
                                                 ----------     ----------       ---------     --------
  Total from investment operations                  (2.58)          6.75           (2.67)         6.68
                                                 ----------     ----------       ---------     --------
Less distributions
 Dividends from net investment income                  --             --              --            --
 Dividends from net realized gains                  (0.02)            --           (0.02)           --
 In excess of net investment income                    --          (0.01)             --            --
 In excess of accumulated net realized gains        (0.01)            --           (0.01)           --
                                                 ----------     ----------       ---------     --------
  Total distributions                               (0.03)         (0.01)          (0.03)           --
                                                 ----------     ----------       ---------     --------
Change in net asset value                           (2.61)          6.74           (2.70)         6.68
                                                 ----------     ----------       ---------     --------
Net asset value, end of period                     $14.13         $16.74          $13.98       $ 16.68
                                                 ==========     ==========       =========     ========
Total return (2)                                   (15.43)%        67.48%(4)      (16.03)%       66.80%(4)
Ratios/supplemental data:
Net assets, end of period (thousands)            $155,089        $98,372         $97,647       $45,168
Ratio to average net assets of:
 Expenses                                            1.37%          1.50%(3)        2.12%         2.26%(3)
 Net investment income (loss)                       (0.28)%        (0.53)%(3)      (1.03)%       (1.44)%(3)
Portfolio turnover                                    325%           103%(4)         325%          103%(4)
Average commission rate paid (6)                  $0.0540        $0.0657         $0.0540       $0.0657



(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
PHOENIX STRATEGIC THEME FUND
--------------------------------------------------------------------------------

INVESTOR PROFILE

     Phoenix Strategic Theme Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT

     Phoenix Strategic Theme Fund lagged the S&P 500 Index for the full year ended April 30, 1997. The Fund's Class A shares returned -2.57% and Class B shares returned -3.31%. For the same period, the S&P 500 returned 25.20%. According to Lipper Analytical Services, Inc., the S&P 500 has been so strong over the last 18-month period that it has exceeded 93% of all capital appreciation funds over this time frame. Nevertheless, since its inception, Phoenix Strategic Theme Fund has exceeded 55% of a peer universe of 169 funds, with an annualized total return of 13%. All of these figures assume reinvestment of dividends and exclude the effect of sales charges.

     Over the past 12 months, the Fund has focused on the mid-cap arena, which offers more opportunities for thematic investing, higher earnings growth rates and more attractive valuations compared to large-cap stocks. It is difficult to find emerging themes in the large-cap area because these companies tend to be associated with mature industries. Yet, large-cap stocks have dominated over the last 12 months. The Russell 2000, a barometer of small-cap stocks, returned a mere 0.05%. In fact, the 12-month performance disparity between large-cap stocks and small-cap stocks is the widest since the creation of the Russell 2000 in 1978. Further hindering our performance was a market rotation out of some of our energy and technology holdings. Positive contributors included our financial services and REIT issues as well as our defensive use of cash during the stock market sell-off in February and March.

     As of this writing, the stock market has recovered from its March correction and has marched to new highs, again led by large-cap stocks. We continue to identify themes with positive dynamics. Our Deregulating Financial Services theme represents banks, insurance companies and brokerages that we believe will continue to witness above-average earnings growth and industry consolidation. Energy Technology is benefiting from the recovery of the oil sector. Next Generation Semiconductors, another high conviction theme, is benefiting from strong growth in the global PC market, cellular phones and new consumer products. 21st Century Medicine continues to be an attractive theme due to remarkable advances in gene-mapping, biotechnology and non-invasive surgical techniques. America's Educational Crisis represents companies benefiting from the retraining of America's workforce.

OUTLOOK

     Moving forward, we believe our key investment themes will serve us well in this environment. We have also included a strategic component to the Fund's overall approach that gives us flexibility in markets where large-cap stocks dominate. Furthermore, we expect the performance disparity between small- and large-cap stocks will close as investors realize that small-cap stocks offer comparatively higher growth rates and lower valuations. Finally, should the economy slow, growth stocks will become more attractive and return to favor.

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------


[PIE CHART]
Short-Term & Equivalents                     24.3%
Deregulating Financial Services              21.1%
Special Situations                           12.0%
Energy Technology                            11.8%
Next Generation Semiconductors                9.0%
21st Century Medicine                         5.0%
Logistics                                     4.5%
Data Storage Demand                           4.3%
Real Assets Return                            4.1%
Environmental Crisis Recycled                 1.4%
America's Educational Crisis                  1.3%
Quest for Clean Water                         1.2%
[/PIE CHART]



[LINE CHART]

               Strategic           Strategic           S&P 500
               Theme Fund          Theme Fund          Stock
               -- Class A          -- Class B          Index*
               ----------          ----------          ------

10/16/95          9525               10000             10000
4/30/96          11799               12341             11356
4/30/97          11496               11533             14219


[/LINE CHART]


Average Annual Total Returns
for the Periods Ending 4/30/97
                                              From Inception
                                                10/16/95 to
                                     1 Year       4/30/97
------------------------------------------------------------
Class A with 4.75% sales charge      -7.22%         9.47%
------------------------------------------------------------
Class A at net asset value           -2.57%        13.00%
------------------------------------------------------------
Class B with CDSC                    -7.17%         9.70%
------------------------------------------------------------
Class B at net asset value           -3.31%        12.16%
------------------------------------------------------------
S&P 500 Stock Index*                 25.20%        25.68%
------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 10/16/95 (inception of the Fund) for Class A and Class B shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. The total return for Class B shares reflects the 5% contingent deferred sales charge
(CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

* The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                          INVESTMENTS AT APRIL 30, 1997


                                              SHARES      VALUE
                                             --------  -------------

COMMON STOCKS-- 73.9%
Banks--Foreign--1.0%
 BanPonce Corp.                                37,000    $1,262,625
                                                       -------------
Banks--Money Center--1.0%
 Chase Manhattan Corp.                         14,000     1,296,750
                                                       -------------
Banks--Southeast--1.0%
 First American Corp.                          19,000     1,244,500
                                                       -------------
Banks--Super Regional--1.0%
 Fleet Financial Group, Inc.                   21,000     1,281,000
                                                       -------------
Commercial Services--Schools--1.3%
 Education Management Corp. (b)                50,000     1,100,000
 ITT Educational Services, Inc. (b)            25,000       568,750
                                                       -------------
                                                          1,668,750
                                                       -------------
Computer--Local Networks--2.1%
 Ascend Communications, Inc. (b)               59,000     2,699,250
                                                       -------------
Computer--Memory Devices--4.3%
 Quantum Corp. (b)                             45,000     1,875,938
 Seagate Technology, Inc. (b)                  38,000     1,743,250
 Western Digital Corp. (b)                     30,000     1,848,750
                                                       -------------
                                                          5,467,938
                                                       -------------
Computer--Services--1.5%
 America Online, Inc. (b)                      42,000     1,895,250
                                                       -------------
Computer--Software--1.2%
 Compuware Corp. (b)                           42,000     1,585,500
                                                       -------------
Cosmetics/Personal Care--0.4%
 Weider Nutrition International, Inc. (b)      42,600       468,600
                                                       -------------
Diversified Operations--1.1%
 Corning, Inc.                                 28,000     1,351,000
                                                       -------------
Electric--Semiconductor Equipment--4.5%
 Applied Materials, Inc. (b)                   54,000     2,963,250
 Teradyne, Inc. (b)                            85,000     2,783,750
                                                       -------------
                                                          5,747,000
                                                       -------------
Electric--Semiconductor Manufacturing--4.5%
 Altera Corp. (b)                              27,000     1,338,187
 LSI Logic Corp. (b)                           65,000     2,486,250
 Xilinx, Inc. (b)                              40,000     1,960,000
                                                       -------------
                                                          5,784,437
                                                       -------------
Electrical--Equipment--1.0%
 General Electric Co.                          12,000     1,330,500
                                                       -------------
Finance--Equity REITS--4.1%
 Equity Residential Properties Trust           35,000     1,531,250
 Essex Property Trust, Inc.                    40,000     1,170,000
 Patriot American Hospitality, Inc.            58,000     1,247,000
 Starwood Lodging Trust                        33,000     1,270,500
                                                       -------------
                                                          5,218,750
                                                       -------------
Finance--Investment Bankers--3.6%
 Charles Schwab Corp.                          55,000     2,014,375
 Merrill Lynch & Co., Inc.                     14,000     1,333,500
 Morgan Stanley Group, Inc.                    20,000     1,262,500
                                                       -------------
                                                          4,610,375
                                                       -------------
Financial Services--Miscellaneous--1.1%
 SunAmerica, Inc.                              31,000     1,426,000
                                                       -------------
Insurance--Diversified--2.2%
 Travelers Group, Inc.                         51,000     2,824,125
                                                       -------------
Insurance--Life--6.7%
 Conseco, Inc.                                 65,000     2,689,375
 Lincoln National Corp.                        23,000     1,288,000
 Providian Corp.                               44,000     2,541,000
 Torchmark Corp.                               32,000     1,988,000
                                                       -------------
                                                          8,506,375
                                                       -------------
Insurance--Property/Casualty/Title--3.5%
 Ace, Ltd.                                     30,000     1,800,000
 Allstate Corp.                                20,000     1,310,000
 American International Group, Inc.            11,000     1,413,500
                                                       -------------
                                                          4,523,500
                                                       -------------
Medical--Drug/Diversified--1.1%
 Johnson & Johnson                             23,000     1,408,750
                                                       -------------
Medical--Ethical Drugs--2.1%
 Pfizer, Inc.                                  14,000     1,344,000
 Schering-Plough Corp.                         16,000     1,280,000
                                                       -------------
                                                          2,624,000
                                                       -------------
Oil & Gas--Drilling--4.4%
 Diamond Offshore Drilling (b)                 50,000     3,218,750
 ENSCO International, Inc. (b)                 51,000     2,422,500
                                                       -------------
                                                          5,641,250
                                                       -------------
Oil & Gas--International Integrated--1.5%
 Exxon Corp.                                   34,000     1,925,250
                                                       -------------
Oil & Gas--Machinery/Equipment--4.5%
 Cooper Cameron Corp. (b)                      28,000    1,995,000
 Smith International, Inc. (b)                 54,000    2,558,250
 Varco International, Inc. (b)                 50,000    1,150,000
                                                       -------------
                                                         5,703,250
                                                       -------------
Oil & Gas--Refining--0.9%
 Trizec Hahn Corp.                             50,000    1,093,750
                                                       -------------
Pollution Control--Equipment--0.9%
 Ionics, Inc. (b)                              25,000    1,150,000
                                                       -------------
Pollution Control--Services--2.8%
 Newpark Resources, Inc. (b)                   40,000    1,795,000
 Philip Environmental, Inc. (b)                40,000      630,000
 U.S.A. Waste Services, Inc. (b)               37,000    1,211,750
                                                       -------------
                                                         3,636,750
                                                       -------------
Real Estate Operations--0.8%
 Fairfield Communities, Inc. (b)               40,000    1,040,000
                                                       -------------
Retail--Major Discount Chains--1.0%
 Costco Co., Inc. (b)                          44,000    1,270,500
                                                       -------------
Transportation--Airline--2.0%
 UAL Corp. (b)                                 17,000    1,264,375
 U.S. Air Group, Inc. (b)                      40,000    1,295,000
                                                       -------------
                                                         2,559,375
                                                       -------------


                       See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------


                                          SHARES      VALUE
                                         --------  -------------

Transportation--Truck--4.5%
 CNF Transportation, Inc.                  78,000   $ 2,320,500
 USFreightways Corp.                       58,000     1,566,000
 Yellow Corp. (b)                          95,000     1,828,750
                                                   -------------
                                                      5,715,250
                                                   -------------
Utility--Water Supply--0.3%
 Southwest Water Co.                       25,800       341,850
                                                   -------------
TOTAL COMMON STOCKS
 (Identified cost $91,969,841)                       94,302,200
                                                   -------------
FOREIGN COMMON STOCKS--1.9%
Medical--Ethical Drugs--1.9%
 Teva Pharmaceutical Industries, Ltd.
  Sponsored ADR (Israel) (b)               47,000     2,385,250
                                                   -------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $2,494,912)                         2,385,250
                                                   -------------
TOTAL LONG-TERM INVESTMENTS--75.8%
 (Identified cost $94,464,753)                       96,687,450
                                                   -------------


                              STANDARD
                              & POOR'S      PAR
                               RATING      VALUE
                             (Unaudited)   (000)
                            ------------  --------

SHORT-TERM OBLIGATIONS-- 29.8%
Commercial Paper--24.6%
 Asset Securitization
  Cooperative Corp. 5.65%,
  5-1-97                         A-1+       $4,746       4,746,000
 Ciesco L.P. 5.55%, 5-1-97       A-1+        3,000       3,000,000
 Exxon Imperial U.S., Inc.
  5.55%, 5-2-97                  A-1+        1,805       1,804,722
 Preferred Receivables
  Funding Corp. 5.33%,
  5-2-97                         A-1           520         519,923
 International Lease Finance
  Corp. 5.32%, 5-5-97            A-1         2,215       2,213,331
 Merrill Lynch & Co., Inc.
  5.57%, 5-7-97                  A-1+        2,195       2,192,962
 Amoco Co. 5.40%, 5-9-97         A-1+        3,500       3,495,800
 General Electric Capital
  Corp. 5.46%, 5-15-97           A-1+        2,900       2,893,842
 Heinz (H.J.) Co. 5.47%,
  5-20-97                        A-1         3,800       3,789,030
 Greenwich Funding Corp.
  5.54%, 5-21-97                 A-1+        2,520       2,512,244
 Pfizer, Inc. 5.47%, 5-29-97     A-1+        1,585       1,578,257
 Private Export Funding
  Corp. 5.35%, 5-29-97           A-1+        2,730       2,717,125
                                                     ---------------
                                                        31,463,236
                                                     ---------------
Federal Agency Securities--5.2%
 Federal Home Loan Banks 5.34%, 5-23-97      3,640       3,628,121
 Federal National Mortgage Assoc. 5.28%,
  6-5-97                                     3,000       2,983,446
                                                     ---------------
                                                         6,611,567
                                                     ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $38,077,832)                          38,074,803
                                                     ---------------
TOTAL INVESTMENTS--105.6%
 (Identified cost $132,542,585)                        134,762,253(a)
 Cash and receivables, less liabilitites--(5.6%)        (7,092,363)
                                                     ---------------
NET ASSETS--100.0%                                    $127,669,890
                                                     ===============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,320,579 and gross depreciation of $1,808,462 for income tax purposes. At April 30, 1997, the aggregate cost of securities for federal income tax purposes was $133,250,136.
(b) Non-income producing.


                        See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1997

Assets
Investment securities at value
  (Identified cost $132,542,585)                        $134,762,253
Cash                                                           3,652
Receivables
 Investment securities sold                               13,910,103
 Fund shares sold                                            356,640
 Dividends and interest                                       20,880
                                                       ---------------
  Total assets                                           149,053,528
                                                       ---------------

Liabilities
Payables
 Investment securities purchased                          20,930,845
 Fund shares repurchased                                     202,155
 Investment advisory fee                                      77,836
 Distribution fee                                             56,048
 Transfer agent fee                                           29,709
 Financial agent fee                                           5,959
 Trustees' fee                                                 4,215
Accrued expenses                                              76,871
                                                       ---------------
  Total liabilities                                       21,383,638
                                                       ---------------
Net Assets                                              $127,669,890
                                                       ===============

Net Assets Consist of:
Capital paid in on shares of beneficial interest        $126,312,012
Undistributed net investment income                          199,760
Accumulated net realized loss                             (1,061,550)
Net unrealized appreciation                                2,219,668
                                                       ---------------
Net Assets                                              $127,669,890
                                                       ===============
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $77,827,000)                                  6,468,295

Net asset value per share                                     $12.03
Offering price per share
  $12.03/(1-4.75%)                                            $12.63

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $49,842,890)                                  4,183,620

Net asset value and offering price per share                  $11.91


                           STATEMENT OF OPERATIONS
                          YEAR ENDED APRIL 30, 1997

Investment Income
Interest                                                  $ 1,175,498
Dividends                                                     704,060
                                                         --------------
  Total investment income                                   1,879,558
                                                         --------------
Expenses
Investment advisory fee                                       742,401
Distribution fee--Class A                                     161,426
Distribution fee--Class B                                     344,165
Financial agent fee                                            41,154
Transfer agent                                                168,715
Registration                                                   86,695
Printing                                                       25,451
Professional                                                   25,318
Custodian                                                      22,000
Trustees                                                       18,258
Miscellaneous                                                   7,691
                                                         --------------
  Total expenses                                            1,643,274
                                                         --------------
Net investment income                                         236,284
                                                         --------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized loss on securities                              (564,658)
Net realized gain on foreign currency transactions                165
Net change in unrealized appreciation (depreciation)
  on investments                                           (4,414,137)
                                                         --------------

Net loss on investments                                    (4,978,630)
                                                         --------------
Net decrease in net assets resulting from operations      $(4,742,346)
                                                         ==============


                       See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------


                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                        From Inception
                                                                   Year Ended        October 16, 1995 to
                                                                 April 30, 1997         April 30, 1996
                                                                 ---------------     -------------------
From Operations
 Net investment income (loss)                                    $    236,284          $   (35,677)
 Net realized gain (loss)                                            (564,493)            (376,137)
 Net change in unrealized appreciation (depreciation)              (4,414,137)           6,633,805
                                                                ---------------      -----------------
 Increase (decrease) in net assets resulting from operations       (4,742,346)           6,221,991
                                                                ---------------      -----------------
From Distributions to Shareholders
 Net investment income--Class A                                       (58,137)                  --
 Net investment income--Class B                                            --                   --
 In excess of accumulated net realized gains--Class A                 (75,556)                  --
 In excess of accumulated net realized gains--Class B                 (45,199)                  --
 Tax return of capital--Class A                                            --              (25,935)
 Tax return of capital--Class B                                            --               (1,782)
                                                                ---------------      -----------------
 Decrease in net assets from distributions to shareholders           (178,892)             (27,717)
                                                                ---------------      -----------------
From Share Transactions
Class A
 Proceeds from sales of shares (5,618,602 and
   2,760,919 shares, respectively)                                 70,489,900           29,305,894
 Net asset value of shares issued from reinvestment
   of distributions (9,860 and 2,423 shares,
   respectively)                                                      124,426               25,417
 Cost of shares repurchased (1,859,542 and
   63,967 shares, respectively)                                   (23,252,060)            (743,134)
                                                                ---------------      -----------------
Total                                                              47,362,266           28,588,177
                                                                ---------------      -----------------
Class B
 Proceeds from sales of shares (3,501,688 and
   992,960 shares, respectively)                                   43,480,458           10,820,691
 Net asset value of shares issued from reinvestment
   of distributions (3,161 and 161 shares, respectively)               39,607                1,682
 Cost of shares repurchased (287,858 and
   26,492 shares, respectively)                                    (3,604,353)            (291,674)
                                                                ---------------      -----------------
Total                                                              39,915,712           10,530,699
                                                                ---------------      -----------------
 Increase in net assets from share transactions                    87,277,978           39,118,876
                                                                ---------------      -----------------
 Net increase in net assets                                        82,356,740           45,313,150
Net Assets
 Beginning of period                                               45,313,150                    0
                                                                ---------------      -----------------
 End of period (including undistributed net
  investment income of $199,760 and $0, respectively)            $127,669,890          $45,313,150
                                                                ===============      =================


                      See Notes to Financial Statements

Phoenix Strategic Theme Fund
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                            Class A                       Class B
                                                 -----------------------------  -----------------------------
                                                               From Inception                From Inception
                                                  Year Ended    10/16/95 to     Year Ended     10/16/95 to
                                                   4/30/97        4/30/96        4/30/97         4/30/96
                                                 ------------ ---------------- ------------  ----------------
Net asset value, beginning of period                 $12.37       $10.00          $12.33          $10.00
Income from investment operations (7)
 Net investment income (loss)                          0.06(5)     (0.00)(1)(5)    (0.03)(5)       (0.06)(1)(5)
 Net realized and unrealized gain (loss)              (0.38)        2.39           (0.38)           2.40
                                                 ------------ ---------------- ------------  ----------------
  Total from investment operations                    (0.32)        2.39           (0.41)           2.34
                                                 ------------ ---------------- ------------  ----------------
Less distributions
 Dividends from net investment income                 (0.01)          --              --              --
 In excess of accumulated net realized gains          (0.01)          --           (0.01)             --
 Tax return of capital                                   --        (0.02)             --           (0.01)
                                                 ------------ ---------------- ------------  ----------------
  Total distributions                                 (0.02)       (0.02)          (0.01)          (0.01)
                                                 ------------ ---------------- ------------  ----------------
Change in net asset value                             (0.34)        2.37           (0.42)           2.33
                                                 ------------ ---------------- ------------  ----------------
Net asset value, end of period                       $12.03       $12.37          $11.91          $12.33
                                                 ============ ================ ============  ================
Total return (2)                                      (2.57)%      23.89% (4)      (3.31)%         23.41% (4)
Ratios/supplemental data:
Net assets, end of period (thousands)               $77,827      $33,393         $49,843         $11,920
Ratio to average net assets of:
 Expenses                                              1.40%        1.40% (3)       2.15%           2.16% (3)
 Net investment income (loss)                          0.49%       (0.09)% (3)     (0.23)%         (1.06)% (3)
Portfolio turnover                                      532%         175% (4)        532%            175% (4)
Average commission rate paid (6)                    $0.0590      $0.0663         $0.0590         $0.0663


(1) Includes reimbursement of operating expenses by investment adviser of $0.04 and $0.04, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.


                        See Notes to Financial Statements

--------------------------------------------------------------------------------
PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


INVESTOR PROFILE

Phoenix Equity Opportunities Fund is designed for investors seeking long-term capital appreciation.

INVESTMENT ADVISER'S REPORT

     For the 12 months ended April 30, 1997, Phoenix Equity Opportunities Fund Class A shares were down 12.19% and Class B shares were down 12.79% compared to a negative return of 13.54% for the Russell 2000 Growth Index. The S&P 500 Index returned 25.20% for the same period. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

     Over reasonably long time frames, small and mid-sized companies are generally able to achieve more rapid growth in sales and net income than larger, well-established companies. We believe that above-average growth leads to above-average stock market performance over time. The Russell 2000 Growth Index is an unmanaged index of companies with characteristics that are more representative of those the Fund favors than is the S&P 500 Index. As a result, the Fund's benchmark has been changed from the S&P 500 Index to the Russell 2000 Growth Index.

     During the second half of this reporting period, the broad market averages continued to reach new highs, driven primarily by large capitalization stocks. Several factors contributed to the poor performance of small- and mid-cap stocks. Record cash inflows into equity mutual funds have driven many fund managers to the more liquid large-cap market segment. Uncertainty over the continuing strength of the economy and direction of interest rates also focused investor attention on stocks perceived to have more predictable earnings, typically the larger, more established companies.

     Earlier in the year we moved some of the portfolio into larger capitalization stocks, which helped performance. The Fund's exposure to the technology sector, however, limited returns. Rational Software and Remedy Corp. proved to be poor performers, and these positions were eliminated.

     The Fund continues to take a thematic approach to identifying companies with above-average growth potential. Five themes dominate the portfolio -- Deregulating Financial Services, Energy Technology, 21st Century Medicine, Next Generation Semiconductor and Deregulating Media.

OUTLOOK

     Conflicting signals about the economy and the direction of interest rates could keep stock prices volatile in coming months. If economic growth moderates, the Fund should benefit from its focus on firms with strong relative earnings growth. We anticipate increasing our exposure to the financial and consumer nondurable areas as buying opportunities present themselves.

PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


[LINE CHART]

          Equity                     S&P 500              Russell 2000
          Opportunities Fund         Stock Index**        Growth Index*
          --Class A

4/87         9525                    10000                    10000
4/88         9366                     9346                     8734
4/89        11287                    11467                     9860
4/90        12086                    12663                     9924
4/91        13556                    14896                    11193
4/92        14952                    16976                    12695
4/93        17419                    18545                    13444
4/94        18288                    19536                    15398
4/95        19964                    22950                    16743
4/96        26524                    29898                    23331
4/97        23290                    37434                    20171

[/LINE CHART]


Average Annual Total Returns for the Periods Ending 4/30/97

                                                                                 From Inception
                                                                                   7/19/94 to
                                          1 Year       5 Years      10 Years          4/30/97
------------------------------------------------------------------------------------------------
Class A with 4.75% sales charge           -16.37%        8.21%        8.82%             --
------------------------------------------------------------------------------------------------
Class A at net asset value                -12.19%        9.27%        9.35%             --
------------------------------------------------------------------------------------------------
Class B with CDSC                         -15.89%         --           --              7.43%
------------------------------------------------------------------------------------------------
Class B at net asset value                -12.79%         --           --              8.31%
------------------------------------------------------------------------------------------------
Russell 2000 Growth Index*                -13.54%        9.70%        7.27%           11.97%
------------------------------------------------------------------------------------------------
S&P 500 Stock Index**                      25.20%       17.14%       14.11%           25.52%
-----------------------------------------------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 4/30/87 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 7/19/94) for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

 * The Russell 2000 Growth Index is a commonly used, unmanaged indicator of stock market total return performance for small-cap companies with above-average growth orientation. The index does not reflect sales charges.
** The S&P 500 Stock Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.

PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


                          INVESTMENTS AT APRIL 30, 1997

                                              SHARES        VALUE
                                             ---------  --------------

COMMON STOCKS--87.8%
Advertising--1.0%
 Outdoor Systems, Inc. (b)                     61,800    $ 1,714,950
                                                        --------------
Auto & Truck Parts--1.7%
 Cummins Engine Co., Inc.                      50,000      2,806,250
                                                        --------------
Banks--6.2%
 BankAmerica Corp.                             23,000      2,688,125
 Chase Manhattan Corp.                         70,000      6,483,750
 Zions Bancorporation                           7,800        986,700
                                                        --------------
                                                          10,158,575
                                                        --------------
Computer Software & Services--10.8%
 America Online, Inc. (b)                      60,000      2,707,500
 Computer Associates International, Inc.       60,000      3,120,000
 HBO & Co.                                     71,100      3,803,850
 McAfee Associates, Inc. (b)                   50,000      2,787,500
 Microsoft Corp. (b)                           20,000      2,430,000
 Veritas Software Corp. (b)                    60,000      2,017,500
 Visio Corp. (b)                               18,100        918,575
                                                        --------------
                                                          17,784,925
                                                        --------------
Cosmetics & Soaps--1.5%
 Clorox Co.                                    20,000      2,547,500
                                                        --------------
Diversified Financial Services--3.3%
 American Express Co.                          50,000      3,293,750
 Conseco, Inc.                                 50,000      2,068,750
                                                        --------------
                                                           5,362,500
                                                        --------------
Diversified Miscellaneous--0.7%
 Central Garden & Pet Co. (b)                  60,000      1,196,250
                                                        --------------
Electrical Equipment--0.5%
 Westinghouse Electric Corp.                   50,000        850,000
                                                        --------------
Electronics--8.4%
 Datum, Inc. (b)                               25,000        581,250
 Dupont Photomasks, Inc. (b)                   60,700      2,906,013
 Level One Communications, Inc. (b)            26,100        835,200
 Micron Technology, Inc.                      100,000      3,525,000
 SCI Systems, Inc. (b)                         40,000      2,470,000
 Texas Instruments, Inc.                       40,000      3,570,000
                                                        --------------
                                                          13,887,463
                                                        --------------
Entertainment, Leisure & Gaming--3.8%
 Time Warner, Inc.                             75,000      3,375,000
 Walt Disney Co.                               35,000      2,870,000
                                                        --------------
                                                           6,245,000
                                                        --------------
Healthcare--Diversified--1.2%
 Bristol-Myers Squibb Co.                      30,000      1,965,000
                                                        --------------
Healthcare--Drugs--4.5%
 Eli Lilly & Co.                               40,000      3,515,000
 Pfizer, Inc.                                  40,000      3,840,000
                                                        --------------
                                                           7,355,000
                                                        --------------
Hospital Management & Services--1.4%
 Oxford Health Plans, Inc. (b)                 35,000      2,305,625
                                                        --------------
Household Furnishings & Appliances--1.0%
 Sunbeam Corp., Inc.                           50,000      1,587,500
                                                        --------------
Insurance--5.7%
 Allstate Corp.                                55,000      3,602,500
 Progressive Corp.                             35,000      2,664,375
 Unum Corp.                                    40,000      3,080,000
                                                        --------------
                                                           9,346,875
                                                        --------------
Medical Products & Supplies--1.9%
 Johnson & Johnson                             50,000      3,062,500
                                                        --------------
Oil Service & Equipment--9.9%
 Diamond Offshore Drilling (b)                 55,100      3,547,063
 Global Marine, Inc. (b)                       89,200      1,795,150
 Noble Drilling Corp. (b)                     120,000      2,085,000
 Schlumberger Ltd.                             40,000      4,430,000
 Smith International, Inc. (b)                 40,000      1,895,000
 Transocean Offshore, Inc.                     42,900      2,600,812
                                                        --------------
                                                          16,353,025
                                                        --------------
Pollution Control--2.0%
 U.S.A. Waste Services, Inc. (b)               50,000      1,637,500
 United Waste Systems, Inc. (b)                48,700      1,643,625
                                                        --------------
                                                           3,281,125
                                                        --------------
Professional Services--2.5%
 HFS, Inc. (b)                                 70,000      4,147,500
                                                        --------------
Publishing, Broadcasting, Printing & Cable--5.0%
 Clear Channel Communications,
  Inc. (b)                                     80,000      3,880,000
 Heftel Broadcasting Corp. Class A (b)         28,500      1,425,000
 New York Times Co.                            70,000      3,027,500
                                                        --------------
                                                           8,332,500
                                                        --------------
REITS--3.5%
 General Growth Properties                     53,500      1,705,312
 Patriot American Hospitality, Inc.           192,200      4,132,300
                                                        --------------
                                                           5,837,612
                                                        --------------
Retail--1.8%
 Home Depot, Inc.                              50,000      2,900,000
                                                        --------------
Telecommunications Equipment--1.4%
 Lucent Technologies, Inc.                     40,000      2,365,000
                                                        --------------
Utility--Gas--1.7%
 Sonat, Inc.                                   50,000      2,856,250
                                                        --------------
Utility--Telephone--6.4%
 Bell Atlantic Corp.                           80,000      5,420,000
 NYNEX Corp.                                  100,000      5,175,000
                                                        --------------
                                                          10,595,000
                                                        --------------
TOTAL COMMON STOCKS
 (Identified cost $140,327,941)                          144,843,925
                                                        --------------
FOREIGN COMMON STOCKS--4.4%
Machinery--2.2%
 ASM Lithography Holding NV
  (Netherlands) (b)                            45,000      3,577,500
                                                        --------------


                       See Notes to Financial Statements

PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


                                    SHARES       VALUE
                                    -------- -------------

Utility--Telephone--2.2%
 Telecomunicacoes Brasileiras SA--
  Telebras Sponsored ADR (Brazil)    32,200   $  3,694,950
                                             -------------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $6,246,485)                    7,272,450
                                             -------------
WARRANTS--3.4%
Electronics--3.4%
 Intel Warrants (b)                  50,000      5,643,750
                                             -------------
TOTAL WARRANTS
 (Identified cost $5,352,501)                    5,643,750
                                             -------------
TOTAL LONG-TERM INVESTMENTS--95.6%
 (Identified cost $151,926,927)                157,760,125
                                             -------------


                              STANDARD
                              & POOR'S     PAR
                               RATING     VALUE
                            (Unaudited)   (000)
                            -----------  --------

SHORT-TERM OBLIGATIONS--19.9%
Commercial Paper--12.3%
 Anheuser-Busch Cos., Inc.
  5.55%, 5-1-97                 A-1+      $1,590       1,590,000
 Ciesco L.P. 5.55%, 5-1-97      A-1+       6,985       6,985,000
 Campbell Soup Co. 5.50%,
  5-8-97                        A-1+       4,015       4,010,706
 Cargill, Inc. 5.45%,
  5-15-97                       A-1+       3,075       3,068,483
 Corporate Asset Funding
  Co., Inc. 5.53%, 5-16-97      A-1+       3,965       3,955,864
 General Electric Capital
  Corp. 5.55%, 6-13-97          A-1+         750         745,028
                                                   ---------------
                                                      20,355,081
                                                   ---------------
Federal Agency Securities--7.5%
 Federal Home Loan Banks 5.28%, 5-1-97     5,830       5,830,000
 Federal Home Loan Mortgage Corp.
  5.34%, 5-5-97                            6,500       6,496,143
                                                   ---------------
                                                      12,326,143
                                                   ---------------
U.S. Treasury Bills--0.1%
 U.S. Treasury Bills 4.72%, 5-1-97           200         200,000
                                                   ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $32,881,224)                        32,881,224
                                                   ---------------
TOTAL INVESTMENTS--115.5%
 (Identified cost $184,808,151)                      190,641,349(a)
 Cash and receivables, less liabilities--(15.5%)     (25,579,524)
                                                   ---------------
NET ASSETS--100.0%                                  $165,061,825
                                                   ===============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,579,373 and gross depreciation of $2,611,794 for income tax purposes. At April 30, 1997, the aggregate cost of securities for federal income tax purposes was $185,673,770.
(b) Non-income producing.


                       See Notes to Financial Statements

PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


                     STATEMENT OF ASSETS AND LIABILITIES
                                APRIL 30, 1997

Assets
Investment securities at value
  (Identified cost $184,808,151)                        $190,641,349
Cash                                                           5,343
Receivables
 Investment securities sold                                8,208,018
 Fund shares sold                                              7,263
 Dividends and interest                                       69,442
                                                       ---------------
  Total assets                                           198,931,415
                                                       ---------------

Liabilities
Payables
 Investment securities purchased                          33,332,486
 Fund shares repurchased                                     260,565
 Investment advisory fee                                      95,330
 Transfer agent fee                                           53,991
 Distribution fee                                             35,031
 Financial agent fee                                           7,256
 Trustees' fee                                                 4,817
Accrued expenses                                              80,114
                                                       ---------------
  Total liabilities                                       33,869,590
                                                       ---------------
Net Assets                                              $165,061,825
                                                       ===============

Net Assets Consist of:
Capital paid in on shares of beneficial interest        $160,971,770
Accumulated net realized loss                             (1,743,143)
Net unrealized appreciation                                5,833,198
                                                       ---------------
Net Assets                                              $165,061,825
                                                       ===============
Class A
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $163,395,627)                                23,713,170

Net asset value per share                                      $6.89
Offering price per share
  $6.89/(1-4.75%)                                              $7.23

Class B
Shares of beneficial interest outstanding, $0.0001
 par value, unlimited authorization
 (Net Assets $1,666,198)                                     246,110

Net asset value and offering price per share                   $6.77


                           STATEMENT OF OPERATIONS
                          YEAR ENDED APRIL 30, 1997


Investment Income
Dividend                                                  $    868,274
Interest                                                       630,929
Other income                                                   191,096
                                                         ---------------
  Total investment income                                    1,690,299
                                                         ---------------
Expenses
Investment advisory fee                                      1,408,901
Distribution fee--Class A                                      499,009
Distribution fee--Class B                                       16,682
Financial agent fee                                             73,819
Transfer agent                                                 317,994
Professional                                                    42,975
Printing                                                        35,482
Registration                                                    33,677
Trustees                                                        22,158
Custodian                                                       20,755
Miscellaneous                                                   14,121
                                                         ---------------
  Total expenses                                             2,485,573
                                                         ---------------
Net investment loss                                           (795,274)
                                                         ---------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             10,746,672
Net realized loss on foreign currency transactions              (9,207)
Net change in unrealized appreciation (depreciation)
  on investments                                           (33,047,467)
                                                         ---------------

Net loss on investments                                    (22,310,002)
                                                         ---------------
Net decrease in net assets resulting from operations      $(23,105,276)
                                                         ===============

                       See Notes to Financial Statements

PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


                      STATEMENT OF CHANGES IN NET ASSETS

                                                            Year            Year
                                                            Ended           Ended
                                                       April 30, 1997  April 30, 1996
                                                      ---------------   ---------------
From Operations
 Net investment income (loss)                           $   (795,274)   $ (1,070,957)
 Net realized gain                                        10,737,465      27,906,869
 Net change in unrealized appreciation (depreciation)    (33,047,467)     29,337,807
                                                         -----------     -----------
 Increase (decrease) in net assets resulting from
  operations                                             (23,105,276)     56,173,719
                                                         -----------     -----------
From Distributions to Shareholders
 Net realized gains--Class A                             (21,357,244)    (20,539,261)
 Net realized gains--Class B                                (197,785)       (108,254)
 In excess of accumulated net realized gains--Class A     (1,175,456)             --
 In excess of accumulated net realized gains--Class B        (10,885)             --
                                                         -----------     -----------
 Decrease in net assets from distributions to
  shareholders                                           (22,741,370)    (20,647,515)
                                                         -----------     -----------
From Share Transactions
Class A
 Proceeds from sales of shares (1,544,352 and
  3,092,252 shares, respectively)                         13,235,186      24,946,255
 Net asset value of shares issued from reinvestment
  of distributions (2,020,340 and 1,944,177 shares,
  respectively)                                           16,243,531      14,853,511
 Cost of shares repurchased (4,096,555 and 5,081,608
  shares, respectively)                                  (34,291,172)    (41,255,024)
                                                         -----------     -----------
Total                                                     (4,812,455)     (1,455,258)
                                                         -----------     -----------
Class B
 Proceeds from sales of shares (115,267 and 129,377
  shares, respectively)                                      965,240       1,068,242
 Net asset value of shares issued from reinvestment
  of distributions (24,702 and 13,074, respectively)         195,636          99,234
 Cost of shares repurchased (48,133 and 59,229
  shares, respectively)                                     (387,617)       (481,915)
                                                         -----------     -----------
Total                                                        773,259         685,561
                                                         -----------     -----------
 Decrease in net assets from share transactions           (4,039,196)       (769,697)
                                                         -----------     -----------
 Net increase (decrease) in net assets                   (49,885,842)     34,756,507
Net Assets
 Beginning of period                                     214,947,667     180,191,160
                                                         -----------     -----------
 End of period (including undistributed net
  investment income of $0 and $0, respectively)         $165,061,825    $214,947,667
                                                         ===========     ===========


                       See Notes to Financial Statements

PHOENIX EQUITY OPPORTUNITIES FUND
--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS
     (Selected data for a share outstanding throughout the indicated period)

                                                                            Class A
                                                  ------------------------------------------------------------
                                                                     Year Ended April 30,
                                                     1997         1996        1995        1994        1993
                                                 ------------ ------------ ---------------------- -----------
Net asset value, beginning of period               $   8.81     $   7.40    $   7.31    $   9.64    $   8.59
Income from investment operations
 Net investment income (loss)                         (0.03)(4)    (0.04)(4)    0.04        0.05        0.06
 Net realized and unrealized gain (loss)              (0.90)        2.34        0.58        0.57        1.34
                                                    -------      -------     -------     -------     -------
  Total from investment operations                    (0.93)        2.30        0.62        0.62        1.40
                                                    -------      -------     -------     -------     -------
Less distributions
 Dividends from net investment income                    --           --       (0.05)      (0.05)      (0.06)
 Dividends from net realized gains                    (0.94)       (0.89)      (0.48)      (2.90)      (0.29)
 In excess of accumulated net realized gains          (0.05)          --          --          --          --
                                                    -------      -------     -------     -------     -------
  Total distributions                                 (0.99)       (0.89)      (0.53)      (2.95)      (0.35)
                                                    -------      -------     -------     -------     -------
Change in net asset value                             (1.92)        1.41        0.09       (2.33)       1.05
                                                    -------      -------     -------     -------     -------
Net asset value, end of period                     $   6.89     $   8.81    $   7.40    $   7.31    $   9.64
                                                    =======      =======     =======     =======     =======
Total return (1)                                     (12.19)%      32.86%       9.16%       4.99%      16.50%
Ratios/supplemental data:
Net assets, end of period (thousands)              $163,396     $213,600    $179,666    $186,037    $215,570
Ratio to average net assets of:
 Expenses                                              1.23%        1.25 %      1.32%       1.26%       1.35%
 Net investment income (loss)                         (0.39)%      (0.53)%      0.60%       0.57%       0.67%
Portfolio turnover                                      412 %        302 %       358%        167%         31%
Average commission rate paid (5)                   $ 0.0543     $ 0.0600         N/A         N/A         N/A


                                                                 Class B
                                                  --------------------------------------
                                                                               From
                                                   Year Ended April 30,      Inception
                                                                            7/19/94 to
                                                     1997         1996        4/30/95
                                                 ------------ ------------ -------------
Net asset value, beginning of period               $  8.73      $  7.39       $ 7.28
Income from investment operations
 Net investment income (loss)                        (0.09)(4)    (0.10)(4)     0.00
 Net realized and unrealized gain (loss)             (0.88)        2.33         0.59
                                                    -------      -------      -------
  Total from investment operations                   (0.97)        2.23         0.59
                                                    -------      -------      -------
Less distributions
 Dividends from net investment income                   --           --           --
 Dividends from net realized gains                   (0.94)       (0.89)       (0.48)
 In excess of accumulated net realized gains         (0.05)          --           --
                                                    -------      -------      -------
  Total distributions                                (0.99)       (0.89)       (0.48)
                                                    -------      -------      -------
Change in net asset value                            (1.96)        1.34         0.11
                                                    -------      -------      -------
Net asset value, end of period                     $  6.77      $  8.73       $ 7.39
                                                    =======      =======      =======
Total return (1)                                    (12.79)%      31.92%        8.69%(3)
Ratios/supplemental data:
Net assets, end of period (thousands)              $ 1,666      $ 1,348       $  525
Ratio to average net assets of:
 Expenses                                             1.98%        2.06%        2.15%(2)
 Net investment income (loss)                        (1.15)%      (1.18)%      (0.06)%(2)
Portfolio turnover                                     412%         302%         358%
Average commission rate paid (5)                   $0.0543      $0.0600          N/A


(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized
(3) Not annualized
(4) Computed using average shares outstanding.
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


                       See Notes to Financial Statements

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

     Phoenix Strategic Equity Series Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Series has distinct investment objectives. The Small Cap Series seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Series seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Series seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

     Each Series offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Series are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

     Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

     Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Series is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

     Each of the Series is treated as a separate taxable entity. It is the policy of each Series in the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Series intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

     Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

     Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (Continued)

F. Expenses:

     Expenses incurred by the Fund with respect to any two or more Series are allocated in proportion to the net assets of each Series, except where allocation of direct expense to each Series or an alternative allocation method can be more fairly made.

G. Options:

     Each Series may purchase put or call options on securities and securities indices and foreign currencies for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies. The Series pays a premium which is included in the Series' Schedule of Investments and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     As compensation for its services to the Fund, the Advisers, Phoenix Investment Counsel, Inc. ("PIC") and National Securities and Research Corporation ("NSR"), indirect majority-owned subsidiaries of Phoenix Home Life Mutual Insurance Company ("PHL"), are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:


                                              1st         $1-2        $2+
Series                          Adviser    $1 Billion    Billion    Billion
----------------------------  ---------   ------------  --------- ----------

Small Cap Series                PIC          0.75%       0.70%      0.65%
Strategic Theme Series          PIC          0.75%       0.70%      0.65%
Equity Opportunities Series     NSR          0.70%       0.65%      0.60%


     The Adviser has agreed to assume expenses and reduce the advisory fee for the benefit of the Small Cap and Strategic Theme Series to the extent that other operating expenses (excluding investment advisory fees, distribution fees, interest, taxes, brokerage fees and commissions and extraordinary expenses) exceed 0.50% and 0.40%, respectively, of the average daily net assets of each Series.

     As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $432,737 for Class A shares and deferred sales charges of $303,358 for Class B shares for the year ended April 30, 1997. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each Series. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended April 30, 1997, $1,588,806 was earned by the Distributor and $820,797 was earned by unaffiliated participants.

     As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of each Series through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 1997, transfer agent fees were $1,108,232 of which PEPCO retained $373,701 which is net of the fees paid to State Street.

     At April 30, 1997, PHL and its affiliates held shares of the Fund as follows:


                                                      Aggregate
                                         Shares    Net Asset Value
                                        ---------  ----------------

Strategic Theme Series
  --Class A                              993,317     $11,949,604
 --Class B                                10,019         119,326
Equity Opportunities Series
  --Class A                                  124             857
 --Class B                                18,833         127,497


3. PURCHASE AND SALE OF SECURITIES

     Purchases and sales of securities (excluding short-term securities, options, futures, and forward currency contracts) for the year ended April 30, 1997, aggregated the following:


                                  Purchases         Sales
                              ---------------   ---------------

Small Cap Series                $797,714,133    $677,295,192
Strategic Theme Series           457,473,624     397,163,740
Equity Opportunities Series      772,203,040     799,519,094


     There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

     At April 30, 1997, Small Cap Series had a capital loss carryover of $20,746,935, expiring in 2005, which may be used to offset future capital gains.

     Under current tax law, capital losses realized after October 31, 1996 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1997, the following losses were deferred:
Small Cap Series $377,891, Strategic Theme Series

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (Continued)


$127,981 and Equity Opportunities Series $877,524. In addition, prior year losses deferred were utilized as follows: Strategic Theme Series $375,980 and Equity Opportunities Series $3,958 (foreign currency only).

5. RECLASS OF CAPITAL ACCOUNTS

     In accordance with accounting pronouncements, the Series of the Fund have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 1997, the Series recorded the following reclassifications to increase (decrease) the accounts listed below:


                                                           Capital paid
                           Undistributed    Accumulated    in on shares
                          net investment   net realized    of beneficial
                              income        gain (loss)      interest
                         ---------------- --------------  ---------------

Small Cap Series            $1,471,814       $   2,154      $(1,473,968)
Strategic Theme Series          21,613            (165)         (21,448)
Equity Opportunities
  Series                       795,274        (556,802)        (238,472)


TAX INFORMATION NOTICE (Unaudited)

     For federal income tax purposes, 2.17%, 38.70% and 4.54% of the ordinary income dividends paid by the Small Cap Series, Strategic Theme Series and Equity Opportunities Series, respectively, qualify for the dividends received deduction of corporate shareholders.

     For the fiscal year ended April 30, 1997, the Equity Opportunities Series distributed $1,851,224 of long-term capital gain dividends.






   This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO] Price Waterhouse LLP                                              [LOGO]

To the Trustees and Shareholders of
Phoenix Strategic Equity Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Small Cap Fund, the Phoenix Strategic Theme Fund and the Phoenix Equity Opportunities Fund (constituting separate series of the Phoenix Strategic Equity Series Fund, hereinafter referred to as the "Fund") at April 30, 1997, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse LLP

Boston, Massachusetts
June 11, 1997

PHOENIX STRATEGIC EQUITY SERIES FUND

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
Michael K. Arends, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

Investment Adviser for Phoenix Equity
Opportunities Fund

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Investment Adviser for Phoenix Strategic Theme
Fund and Phoenix Small Cap Fund

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

[BACK COVER]
                                                          -------------------
Phoenix Strategic Equity Series Fund                        BULK RATE MAIL
PO Box 2200                                                  U.S. POSTAGE
Enfield CT 06083-2200                                            PAID
                                                            SPRINGFIELD, MA
                                                            PERMIT NO. 444
                                                          --------------------



[LOGOTYPE] PHOENIX
           DUFF & PHELPS







PDP 744 (6/97)